Property And Equipment, Net (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	€ 8,055	€ 8,085
Depreciation, Depletion and Amortization, Nonproduction	683	726	€ 726
Equipment Held under Capital Leases [Member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	2,338	2,599
Depreciation, Depletion and Amortization, Nonproduction	207	310	€ 363
Capital Leased Assets, Gross	2,466	2,826
Vehicles held under capital leases [member]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	353	231
Capital Leased Assets, Gross	€ 627	€ 543